ROPES & GRAY LLP ONE INTERNATIONAL PLACE BOSTON, MA 02110-2624 617-951-7000 F 617-951-7050 BOSTON NEW YORK PALO ALTO SAN FRANCISCO WASHINGTON, DC www.ropesgray.com
January 15, 2010
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Highland Funds I (the “Registrant”) Post-Effective Amendment No. 20 to Registration Statement on Form N-1A File Nos. 811-21866, 333-132400
Ladies and Gentlemen:
          Enclosed for filing on behalf of the Registrant is post-effective amendment no. 20 to the registration statement of the Registrant on Form N-1A (the “Amendment”). The Amendment is being filed for the purpose of adding the following new series of the Registrant to its registration statement on Form N-1A.
Highland All Cap Equity Value Fund (Classes A, C, I and Z)
          No fees are required in connection with this filing.
          Please direct any questions regarding the enclosed materials to the undersigned at 415-315-2334.
Sincerely,
/s/ Alexandra Oprescu
Alexandra Oprescu

cc:	M. Jason Blackburn, Highland Capital Management, L.P. Elizabeth J. Reza, Esq.